Staff costs (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Summary of Staff Costs

	2024 € '000s	2023 € '000s	2022 € '000s
Staff costs are as follows:
Salaries and wages	164,076	168,171	158,231
Social security costs	5,699	6,897	7,891
RSU expense	10,337	16,836	24,261
Other pension costs[1]	3,020	4,021	2,522
	183,132	195,925	192,905
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	3,257	3,727	3,891
[1] Other pension costs relates to contributions made by the Group to defined contribution plans.